Long Term Debt (Schedule of Long Term Debt Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Repayments of Long-term Debt [Abstract]
2015	$ 622
2016	604
2017	619
2018	279,635
2019	425,651
2020 and thereafter	331,665
Total debt	1,038,796	1,050,425
Less unamortized discount paid on the 2019 Notes	2,118
Less current portion of long-term debt	622	2,836
Long-term debt, net	$ 1,036,056	$ 1,045,144